Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [abstract]
Funds on deposit related to repurchase transactions	€ 8,559	€ 4,556
Funds entrusted related to repurchase transactions	€ 43,180	€ 38,492